Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income	$ 610,417	$ (83,346)
Items not involving cash:
Depreciation of property and equipment	7,446	5,495
Gain on disposition of assets	(604,013)
Stock-based compensation	458	263
Changes in operating working capital:
Decrease (Increase) in accounts receivable	(76,079)	14,951
Decrease (increase) in investment tax credits	107,017	113,691
Decrease (increase) in prepaid expenses	22,115	(222)
Increase (decrease) in accounts payable	4,764	3,297
Increase (decrease) in accrued liabilities	2,905	931
Increase (decrease) in deferred rent		10,402
Increase (decrease) in deferred revenue	21,716	(37,014)
Cash flows provided by operating activities	96,746	28,448
INVESTING ACTIVITIES
Purchase of property and equipment	(4,404)	(894)
Proceeds on sale of assets
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	(4,404)	(894)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(75,390)	(28,164)
Increase in cash and cash equivalents	16,952	(610)
Cash and cash equivalents, beginning of period	(418,507)	419,676
Cash and cash equivalents, end of period	$ 435,459	$ 419,066